3. Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Significant Accounting Policies

The significant accounting policies used in the preparation of these consolidated financial statements are described below.

(a)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for available-for-sale financial instruments, which are measured at fair value.

(b)	Basis of consolidation – subsidiaries

Subsidiaries are entities over which the Company has control. Control over an entity exists when the Company is exposed or has rights to returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date on which control ceases.

Business acquisitions are accounted for using the acquisition method whereby acquired assets and liabilities are recorded at fair value as of the date of acquisition with the excess of the purchase consideration over such fair value being recorded as goodwill and allocated to cash generating units. Non-controlling interest in an acquisition may be measured at either fair value or at the non-controlling interest’s proportionate share of the fair value of the acquiree’s net identifiable assets.

If the fair value of the net assets acquired exceeds the purchase consideration, the difference is recognized immediately as a gain in the consolidated statement of operations and comprehensive loss.

Where a business combination is achieved in stages, previously held equity interests in the acquiree are re-measured at acquisition-date fair value and any resulting gain or loss is recognized in the consolidated statement of operations and comprehensive loss. Acquisition related costs are expensed during the period in which they are incurred, except for the cost of debt or equity instruments issued in relation to the acquisition which is included in the carrying amount of the related instrument. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. However, the measurement period will not exceed one year from the acquisition date.

(c)	Associates

An associate is an entity over which the Company has significant influence but not control and one that is neither a subsidiary nor an interest in a joint arrangement. Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights, but can also arise where the Company has less than 20% if influence is exerted over policy decisions that affect the entity. The Company’s share of the net assets and net income or loss of associates is accounted for in the consolidated financial statements using the equity method of accounting.

(d)	Translation of foreign currencies

These consolidated financial statements are presented in Canadian dollars, which is the Company’s, and each of its subsidiary’s, functional currency.

Foreign currency transactions are translated into Canadian dollars using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses are recognized in the consolidated statement of operations and comprehensive loss.

Monetary assets and liabilities of the Company denominated in a foreign currency are translated into Canadian dollars at the rate of exchange at the statement of financial position date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average exchange rates prevailing during the period. Exchange gains and losses are included in the determination of profit or loss for the year.

(e)	Critical accounting judgments and estimation uncertainty

In applying the Company’s accounting policies in conformity with IFRS, management is required to make judgments, estimates and assumptions about the carrying amounts of certain assets and liabilities. These estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

(i)	Critical accounting judgments

The following are the critical judgments, that the Company has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements (refer to appropriate accounting policies for details).

(a)	Mineral reserves and resources

To calculate reserves and resources, the Company uses assumptions and evaluates technical, economic and geological conditions for each ore body. Measured grade of the ore and geotechnical considerations can have a significant effect on the carrying value of mineral properties and therefore the recoverability of costs. Future market prices for gold and copper and other commodities are also factored into valuation models. Changes to these factors can affect the recoverability of mineral properties and impairment thereto.

(b)	Impairment of assets

When the Company has judged that an indication of impairment exists such as a significant or prolonged decline in the fair value of an available-for-sale investment or mineral interests, the investment or carrying value is written down to fair value and the loss is recognized in the statement of operations and comprehensive loss.

(c)	Asset retirement obligations

When the Company has judged that a constructive or legal obligation exists for reclamation and rehabilitation activities on mineral claims disturbed through exploration or historical mining activities, an estimate of future costs is recognized as an expense on the statement of operations and comprehensive loss.

(ii)	Key sources of estimation uncertainty

(a)	Mineral properties

The recoverability of the carrying value of mineral properties and associated deferred exploration expenses is based on market conditions for minerals, underlying mineral resources associated with the properties and future costs that may be required for ultimate realization through mining operations or by sale. The Company is in an industry that is dependent on a number of factors including environmental, legal and political risks, the existence of economically recoverable reserves, the ability of the Company and its subsidiaries to obtain necessary financing to complete the development, and future profitable production or the proceeds of disposition thereof.

(b)	Asset retirement obligations

The provision for asset retirement obligations is the best estimate of the present value of the future costs of reclaiming the environment that has been subject to disturbance through exploration activities or historical mining activities. The Company uses assumptions and evaluates technical conditions for each project that have inherent uncertainties, including changes to laws and practices and to changes in the status of the site from time-to-time. The timing and cost of the rehabilitation is also subject to uncertainty. These changes, if any, are recorded on the statement of financial position as incurred.

(c)	Share based payments

The factors affecting stock-based compensation include estimates of when stock options and restricted share units might be exercised and share price volatility. The timing for exercise of options is out of the Company’s control and will depend upon a variety of factors, including the market value of the Company’s shares and financial objectives of the share-based instrument holders. The Company uses historical data to determine volatility in accordance with appropriate fair value methodology. However, the future volatility is uncertain and the model has its limitations.

(d)	Deferred Income taxes

The Company has operations in Canada and the United States and files corporate tax returns in each. Deferred tax liabilities are estimated for tax that may become payable in the future. Future payments could be materially different from our estimated deferred tax liabilities. We have deferred tax assets related to non-capital losses and other deductible temporary differences. Deferred tax assets are only recognized when it is probable that there will be sufficient taxable income in the future to recover them.

(f)	Cash and cash equivalents and short-term deposits

Cash and cash equivalents and short-term deposits consist of balances with banks and investments in money market instruments. These instruments are carried at fair value through profit or loss. Cash and cash equivalents consist of investments with maturities of up to 90 days at the date of purchase. Short-term deposits consist of investments with maturities from 91 days to one year at the date of purchase.

(g)	Investments

Investments in marketable securities accounted for as available-for-sale securities are recorded at fair value. The fair values of the investments are determined based on the closing prices reported on recognized securities exchanges and over-the-counter markets. Such individual market values do not necessarily represent the realizable value of the total holding of any security, which may be more or less than that indicated by market quotations. Increases or decreases in the market value of investments are recorded in other comprehensive income net of related income taxes. When there has been a loss in the value of an investment in marketable securities that is determined to be significant or prolonged, the investment is written down and the loss is recorded in the statement of operations and comprehensive loss.

(h)	Mineral interests

Mineral resource properties are carried at cost. The Company considers exploration and development costs and expenditures to have the characteristics of property and equipment and, as such, the Company capitalizes all exploration costs, which include license acquisition costs, advance royalties, holding costs, field exploration and field supervisory costs and all costs associated with exploration and evaluation activities relating to specific properties as incurred, until those properties are determined to be economically viable for mineral production. General and administrative costs are only included in the measurement of exploration and evaluation costs where they are related directly to activities in a particular area of interest. The fair value of any recoveries from the disposition or optioning of a mineral property is credited to the carrying value of mineral properties.

Once a project has been established as commercially viable and technically feasible, related development expenditures are capitalized. This includes costs incurred in preparing the site for mining operations. Capitalization ceases when the mine is capable of commercial operations.

The actual recovery value of capitalized expenditures for mineral properties and deferred exploration costs will be contingent upon the discovery of economically viable reserves and the Company’s financial ability at that time to fully exploit these properties or determine a suitable plan of disposition.

When a decision is made to proceed with development in respect of a particular area of interest, the relevant exploration and evaluation asset is tested for impairment, reclassified to development properties, and then amortized over the life of the reserves associated with the area of interest once mining operations have commenced.

(i)	Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. The cost of property and equipment comprises its purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated closure and restoration costs associated with the asset. Depreciation is provided using the straight-line method at an annual rate of 20% from the date of acquisition. Residual values and useful lives are reviewed, and adjusted if appropriate, at each statement of financial position date. Changes to the estimated residual values or useful lives are accounted for prospectively.

(j)	Impairment of non-financial assets

The carrying value of the Company's mineral interests is assessed for impairment when indicators of such impairment exist. If any indication of impairment exists, an estimate of the asset's recoverable amount is calculated to determine the extent of the impairment loss, if any. The recoverable amount is determined as the higher of the fair value less costs to sell for the asset and the asset's value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Impairment is determined on an asset by asset basis, whenever possible. If it is not possible to determine impairment on an individual asset basis, then impairment is considered on the basis of a cash generating unit (“CGU”). CGUs represent the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash flows from other assets or other group of assets.

If the carrying amount of the asset exceeds its recoverable amount, the asset is impaired and an impairment loss is charged immediately to comprehensive loss within the statement of operations and comprehensive loss so as to reduce the carrying amount to its recoverable amount.

An assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company makes an estimate of the recoverable amount.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. If this is the case, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of operations and comprehensive loss.

(k)	Reclamation liabilities

Provisions for environmental restoration are recognized when: (i) the Company has a present legal or constructive obligation as a result of past exploration, development or production events; (ii) it is probable that an outflow of resources will be required to settle the obligation; (iii) and the amount can be reliably estimated. Provisions do not include any additional obligations which are expected to arise from future disturbance.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation incorporating risks specific to the obligation using a pre-tax rate that reflects current market assessments of the time value of money. When estimates of obligations are revised, the present value of the changes in obligations is recorded in the period by a change in the obligation amount and a corresponding adjustment to the mineral interest asset.

The amortization or ‘unwinding’ of the discount applied in establishing the net present value of provisions due to the passage of time is charged to the statement of operations and comprehensive loss in each accounting period.

The ultimate cost of environmental remediation is uncertain and cost estimates can vary in response to many factors including changes to the relevant legal requirements, the emergence of new restoration techniques or experience at other mine sites. The expected timing of expenditure can also change, for example in response to changes in ore reserves or production rates. As a result there could be significant adjustments to the provisions for restoration and environmental cleanup, which would affect future financial results.

Funds on deposit with third parties provided as security for future reclamation costs are included in reclamation deposits on the statement of financial position.

(l)	Income taxes

Income tax expense comprises current and deferred tax. Current and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination or items recognized directly in equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the asset and liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is measured at the rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantially enacted by the reporting date. Deferred tax is not recognized for the following temporary differences; the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill which is not deductible for tax purposes.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company has certain non-monetary assets and liabilities for which the tax reporting currency is different from its functional currency. Any translation gains or losses on the remeasurement of these items at current exchange rates versus historic exchange rates that give rise to a temporary difference is recorded as a deferred tax asset or liability.

(m)	Stock-based compensation (options and restricted share units)

The Company applies the fair value method for stock-based compensation and other stock-based payments. The fair value of options is valued using the Black Scholes option-pricing model and other models for the two-tiered options and restricted share units as may be appropriate. The grant date fair value of stock-based payment awards granted to employees is recognized as an employee expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date (Note 10). The Company reviews estimated forfeitures of options on an ongoing basis.

(n)	Flow-through shares

The Company finances a portion of its exploration activities through the issuance of flow-through common shares. The tax deductibility of qualifying expenditures is transferred to the investor purchasing the shares. Consideration for the transferred deductibility of the qualifying expenditures is often paid through a premium price over the market price of the Company’s shares. The Company reports this premium as a liability on the statement of financial position and the balance is reported as share capital. At each reporting period, and as qualifying expenditures have been incurred, the liability is reduced on a proportionate basis and income is recognized in the statement of operations and comprehensive loss.

(o)	Net profit (loss) per common share

Basic profit (loss) per common share is computed based on the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method for calculating diluted earnings per share which assumes that stock options and RSUs with an exercise price lower than the average quoted market price were exercised at the later of the beginning of the year, or time of issue. Stock options with an exercise price greater than the average quoted market price of the common shares and RSUs are not included in the calculation of diluted profit per share as the effect is anti-dilutive.

(p)	Financial assets and liabilities

Financial assets within the scope of IAS 39 are classified as either financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments or available-for-sale financial assets, as appropriate. When financial assets are recognized initially, they are measured at fair value, plus, in the case of financial assets not at fair value through profit or loss, directly attributable transaction costs. The Company determines the classification of its financial assets at initial recognition and, where allowed and appropriate, re-evaluates this designation at each financial year-end.

The Company’s financial instruments are comprised of the following:

Financial assets:	Classification:
Cash and cash equivalents	Fair value through profit or loss
Short-term deposits	Fair value through profit or loss
Amounts receivable	Loans and receivables
Investments	Available-for-sale

Financial liabilities:	Classification:
Accounts payable and other liabilities	Other financial liabilities

(i)	Financial assets at fair value through profit or loss:

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition as fair value through profit or loss.

(ii)	Loans and receivables:

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market, do not qualify as trading assets and have not been designated as either fair value through profit or loss or available for sale. After initial measurement, loans and receivables are subsequently measured at amortized cost using the effective interest method less any allowance for impairment. Amortized cost is calculated taking into account any discount or premium on acquisition and includes fees that are an integral part of the effective interest rate and transaction costs. Gains and losses are recognized in the consolidated statement of operations and comprehensive loss when the loans and receivables are derecognized or impaired, as well as through the amortization process.

(iii)	Available-for-sale investments:

Financial assets classified as available-for-sale are measured at fair value, with changes in fair values recognized in other comprehensive income, except when there is objective evidence that the asset is impaired, at which point the cumulative loss that had been previously recognized in other comprehensive income is recognized within the consolidated statement of operations and comprehensive loss.

(iv)	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value.

(v)	Impairment of financial assets:

Financial assets are assessed for indicators of impairment at each financial reporting date. Financial assets are impaired where there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the instrument have been impacted. Evidence of impairment could include:

·         significant financial difficulty of the issuer or counterparty; or

·         default or delinquency in interest or principal payments; or

·          it becoming probable that the borrower will enter bankruptcy or financial re-organization.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of amounts receivable, where the carrying amount is reduced through the use of an allowance account. When an amount receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment reversed does not exceed what the amortized cost would have been had the impairment not been recognized. In the case of an impairment loss reversal being recorded for available-for-sale marketable securities, the reversal is recorded in other comprehensive income.

(q)	New accounting standards

On January 19, 2016, the IASB issued Recognition of Deferred Tax Assets for Unrealized Losses (Amendments to IAS 12). The amendments apply retrospectively for annual periods beginning on or after January 1, 2017 and have been implemented as of that date. The amendments clarify that the existence of a deductible temporary difference depends only on a comparison of the carrying value of an asset and its tax base at the end of the reporting period. It is not affected by possible future changes in the carrying value or expected recovery of the asset. The amendments also clarify the methodology to be used to determine future taxable profits while assessing the utilization of deductible temporary differences. The implementation of this amendment did not have a material impact on the Company’s financial statements.

(r)	New accounting standards not yet adopted.

New standards and amendments to standards that have been issued and that are relevant to the Company and are not yet effective and have therefore not been applied in preparing these consolidated financial statements are:

IFRS 9, Financial instruments (“IFRS 9”) introduces new requirements for classification and measurement of financial assets, additional changes to financial liabilities and a new general hedge accounting standard. The mandatory effective date is for annual periods beginning on or after January 1, 2018. The Company will apply IFRS 9 on the effective date. The Company expects to record a reclassification, within shareholders’ equity, reducing deficit and increasing accumulated other comprehensive income by $2.3 million related to the accumulated impairments recorded on investments it held at December 31, 2017. The Company expects the revised approach to hedge accounting to have no effect on the financial statements.

IFRS 15, Revenue from contracts with customers (“IFRS 15”) will replace IAS 18 Revenue, IAS 11 Construction contracts, and some revenue-related interpretations. The new standard is effective for annual periods beginning on or after January 1, 2018. The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue at either a point in time or over time. The model features a five-step analysis of transactions to determine when and how much revenue should be recognized. New estimates and judgmental thresholds were introduced, which may affect the amount and/or timing of revenue recognized. The Company has evaluated the impact of the adoption of IFRS 15 and does not expect its adoption will have a material impact on the financial statements.

IFRS 16, Leases (“IFRS 16”) will replace IAS 17 Leases. The new standard requires lessees to recognize assets and liabilities for most leases. Application of the standard is mandatory for annual reporting periods beginning on or after January 1, 2019, with earlier application permitted, provided the new revenue standard, IFRS 15 has been applied or is applied at the same date as IFRS 16. The Company plans to apply IFRS 16 on the effective date. The Company is currently evaluating the impact of the changes to its financial statements based on the characteristics of any leases in place before the effective date expects to report additional details on the anticipated impact, if any, in subsequent periods.

IFRS 2, Share-based payments amendments (“Amendments to IFRS 2”). The Amendments to IFRS 2 clarify the classification and measurement of share-based payments for cash-settled share-based payment transactions or for share-based payment transactions with net settlement features for withholding tax obligations or for any modifications to the terms and conditions of a share-based payment transaction that changes its classification from cash-settled to equity-settled. The effective date of the amendments is January 1, 2018 and the Company intends to adopt the amendments on the effective date. The Company does not expect the amendments to have a material impact on the financial statements based on current stock-based payment practices.